ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Mar. 31, 2020
Disclosure of analysis of other comprehensive income by item [abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS

13.	ACCUMULATED OTHER COMPREHENSIVE LOSS

	March 31, 2020	March 31, 2019
Change in fair value on equity investments designated as FVTOCI	$34,879	$35,128
Share of other comprehensive income in associate	(1,735)	(679)
Currency translation adjustment	28,445	7,415
Balance, end of the year	$61,589	$41,864

The change in fair value on equity investments designated as FVTOCI, share of other comprehensive income in associate, and currency translation adjustment are net of tax of $nil for all periods presented.